Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Net (loss) for the period		€ (153,587)	€ (166,076)	[1]	€ (147,693)	[1]
Cash flows used in operating activities:
Amortization and provision		5,700	2,830	[1]	2,926	[1]
Retirement pension obligations		467	295	[1]	230	[1]
Expenses related to share-based payments		14,923	25,904	[1]	30,781	[1]
Other elements		912	752	[1]	130	[1]
Operating cash flows before change in working capital		(131,585)	(136,294)	[1]	(113,627)	[1]
Inventories		(471)	(1,566)	[1]		[1]
Customer accounts receivable		30	1,229	[1]	3	[1]
Other current assets		2,841	(2,591)	[1]	(3,458)	[1]
Supplier accounts payable		(6,836)	9,095	[1]	3,333	[1]
Other current and non-current liabilities		7,502	(6,493)	[1]	(566)	[1]
Change in working capital requirement		3,066	(326)	[1]	(687)	[1]
Net cash flow used in operating activities		(128,519)	(136,620)	[1]	(114,314)	[1]
Cash flows used in investing activities:
Acquisitions of property, plant, and equipment		(4,973)	(4,710)	[1]	(7,246)	[1]
Acquisitions of intangible assets		(27)	(41)	[1]	(299)	[1]
Acquisitions of non-current financial assets		(58)	(3,890)	[1]	(289)	[1]
Net cash flows used in investing activities		(5,058)	(8,641)	[1]	(7,834)	[1]
Cash flows provided by financing activities:
Increase in conditional advances				[1]		[1]
(Decrease) in conditional advances		(1,181)	(1,800)	[1]	(578)	[1]
Treasury shares		154	(479)	[1]	(25)	[1]
Capital increases, net of transaction costs		187,856	133,099	[1]	861	[1]
Repayment of lease liabilities		(2,972)		[1]		[1]
Interest paid on lease liabilities		(1,013)		[1]		[1]
Other cash flows related to financing activities		(52)	(144)	[1]	28	[1]
Net cash flows provided by financing activities		182,791	130,676	[1]	286	[1]
(Decrease) / Increase in cash		49,214	(14,586)	[1]	(121,863)	[1]
Net Cash and cash equivalents at the beginning of the period	[1]	122,770	137,880		256,473
Impact of exchange rate fluctuations		43	(525)	[1]	3,269	[1]
Net cash and cash equivalents at the close of the period		€ 172,027	€ 122,770	[1]	€ 137,880	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.